Business Concentration and Risks	6 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
Business Concentration and Risks

Note 8 – Business Concentration and Risks

Major customers

One customer accounted for 0% and 17% of the total accounts receivable as of June 30, 2021 and December 31, 2020, respectively. This customer accounted for 78% and 42% of the total revenue for the period ended June 30, 2021 and 2020, respectively.

Major vendors

One vendor accounted for 0% and 0% of total accounts payable at June 30, 2021 and December 31, 2020, respectively. This vendor accounted for 77% and 47% of the total purchases for the period ended June 30, 2021 and 2020, respectively.